Arbitrage Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 83.69%
Aerospace & Defense - 1.51%
Aerojet Rocketdyne Holdings, Inc.	595,012	$24,704,898

Auto Parts & Equipment - 0.38%
Veoneer, Inc.(a)(b)	171,162	6,127,600

Banks - 1.00%
Bank Norwegian ASA	410,690	4,855,960
Sbanken ASA(c)	973,692	11,400,851
		16,256,811
Biotechnology - 0.54%
Translate Bio, Inc.(a)	107,057	4,003,932
Trillium Therapeutics, Inc.(a)(d)	274,633	4,731,926
		8,735,858
Chemicals - 5.75%
Atotech Ltd.(a)(b)	818,756	19,609,206
Ferro Corp.(a)	1,228,924	25,561,619
W R Grace & Co.(b)	699,107	48,685,812
		93,856,637
Commercial Services - 7.74%
Afterpay Ltd., ADR(a)	85,696	8,340,363
CAI International, Inc.	440,374	24,647,733
Europcar Mobility Group(a)(c)	13,799,346	8,143,534
IHS Markit Ltd.	705,607	85,096,204
		126,227,834
Computers & Computer Services - 0.25%
Avast Plc(c)	500,000	4,109,427

Construction Materials - 0.92%
Forterra, Inc.(a)	654,034	15,068,943

Electronics - 3.34%
Coherent, Inc.(a)	215,944	54,562,571

Energy - Alternate Sources - 0.54%
Solarpack Corp. Tecnologica SA(a)	282,747	8,763,658

Engineering & Construction - 1.79%
Aegion Corp.(a)(e)	692,403	21,049,051
Akka Technologies(a)	73,852	4,098,437
Sydney Airport(a)	696,046	4,058,263
		29,205,751
Entertainment - 0.55%
Golden Nugget Online Gaming, Inc.(a)	417,424	9,016,358

Environmental Control - 0.97%
Covanta Holding Corp.(b)	785,901	15,757,315

Food - 0.67%
Sanderson Farms, Inc.	49,219	9,671,533

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 83.69% (Continued)
Food - 0.67% (Continued)
Stryve Foods, Inc., Class A(a)	171,198	$1,290,833
		10,962,366
Forest Products & Paper - 0.22%
Domtar Corp.(a)	64,205	3,520,360

Healthcare - Services - 4.10%
PPD, Inc.(a)(b)	1,438,137	66,600,125
UpHealth, Inc.(a)	48,973	247,803
		66,847,928
Insurance - 5.76%
American National Group, Inc.	21,741	4,185,142
Athene Holding Ltd., Class A(a)	57,345	3,840,395
TOWER Ltd.	8,008,907	3,950,434
Willis Towers Watson Plc(b)	371,136	81,917,138
		93,893,109
Internet - 2.81%
51job, Inc., ADR(a)(b)	167,255	12,845,184
Score Media and Gaming, Inc., Class A(a)	123,278	4,397,326
Stamps.com, Inc.(a)(b)	66,937	22,015,579
zooplus AG(a)	14,131	6,650,715
		45,908,804
Machinery - Diversified - 3.01%
Neles Oyj	186,855	2,890,242
Welbilt, Inc.(a)(b)	1,977,228	46,267,135
		49,157,377
Miscellaneous Manufacturing - 2.46%
Lydall, Inc.(a)(b)	381,906	23,670,534
Raven Industries, Inc.(a)(b)	281,333	16,415,781
		40,086,315
Oil & Gas - 0.96%
Cimarex Energy Co.(b)	244,455	15,698,900

Real Estate - 1.03%
Deutsche Wohnen SE	271,447	16,846,067

Real Estate Investment Trusts - 6.29%
MGM Growth Properties LLC, Class A	199,271	8,261,776
Monmouth Real Estate Investment Corp.	1,094,140	20,766,777
New Senior Investment Group, Inc.(b)	1,368,199	11,944,377
QTS Realty Trust, Inc., Class A(b)	686,309	53,532,102
WPT Industrial Real Estate Investment Trust	373,283	8,122,638
		102,627,670
Retail - 0.27%
GrandVision N.V.(c)	131,148	4,390,084

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 83.69% (Continued)
Semiconductors - 9.87%
Analog Devices, Inc.	481,416	$78,446,698
Dialog Semiconductor Plc(a)	197,794	15,764,312
DSP Group, Inc.(a)	186,819	4,091,336
Magnachip Semiconductor Corp.(a)	680,675	12,422,319
Xilinx, Inc.(b)	323,595	50,348,146
		161,072,811
Software - 15.39%
Change Healthcare, Inc.(a)	1,707,604	37,276,995
Cornerstone OnDemand, Inc.(a)(b)	282,272	16,174,186
Five9, Inc.(a)(b)	260,374	41,198,978
Inovalon Holdings, Inc., Class A(a)	302,131	12,342,051
Kaleyra, Inc.(a)	134,591	1,646,048
Medallia, Inc.(a)(b)	120,034	4,053,548
MINDBODY, Inc., Class A(a)(e)	843,793	30,798,445
Nuance Communications, Inc.(a)(b)	1,177,342	64,812,677
Onemarket Ltd.(a)(e)	111,800	—
Pluralsight, Inc., Class A(a)(e)	1,000,062	22,501,395
QAD, Inc., Class A(b)	232,603	20,238,787
		251,043,110
Transportation - 4.61%
Kansas City Southern	268,118	75,252,679

Water - 0.96%
Suez SA	674,971	15,660,506

TOTAL COMMON STOCKS
(Cost $1,323,789,188)		1,365,361,747

RIGHTS(a) - 0.11%
Bristol-Myers Squibb Co. CVR	857,631	857,631
CA Immobilien Anlagen AG CVR(e)	221,534	—
Contra Pfenex, Inc. CVR(e)	1,108,177	907,043
Elanco Animal Health, Inc. CVR(e)	1,124,589	—
Media General, Inc. CVR(e)	613,589	—
NewStar Financial, Inc. CVR(e)	1,514,945	—

TOTAL RIGHTS
(Cost $2,045,233)		1,764,674

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.54%
Auto Manufacturers - 0.12%
Lightning eMotors, Inc.(c)	05/15/2024	7.500%	$2,596,000	$2,014,913

Healthcare - Services - 0.19%
UpHealth, Inc.(c)	06/15/2026	6.250%	3,613,000	3,063,187

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.54% (Continued)
Software - 0.23%
Kaleyra, Inc.(c)	06/01/2026	6.125%	$3,525,000	$3,767,375

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $9,736,131)				8,845,475

	Shares	Value
MUTUAL FUNDS - 4.51%
Water Island Event-Driven Fund, Class I(f)	6,605,365	$73,583,769

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		73,583,769

PRIVATE INVESTMENTS(a) - 0.06%
Fast Capital LLC(e)(g)	290,700	290,700
Fuse LLC(e)(g)	725,800	659,817
Fuse Sponsor Capital, Z2 Shares(e)(g)	72,580	65,982

TOTAL PRIVATE INVESTMENTS
(Cost $1,036,875)		1,016,499

WARRANTS(a) - 0.03%
Auto Manufacturers - 0.03%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	225,739	374,727

Healthcare - Services - 0.00%(h)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	4,897	2,692

TOTAL WARRANTS
(Cost $0)		377,419

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.45%
Call Options Purchased - 0.45%
Aon Plc	09/2021	$280.00	$115,030,860	4,010	$3,588,950
Canadian National Railway Co.
	09/2021	105.00	19,103,112	1,624	2,135,560
	09/2021	110.00	12,609,936	1,072	900,480
Canadian Pacific Railway Ltd.
	09/2021	70.00	1,320,768	192	20,160
	09/2021	72.00	7,959,003	1,157	101,238
	09/2021	74.00	11,501,688	1,672	104,500
	09/2021	75.00	7,319,256	1,064	37,240
DraftKings, Inc.	09/2021	60.00	4,517,898	762	143,637
Intersect ENT, Inc.	09/2021	30.00	7,893,621	2,901	29,010
Penn National Gaming, Inc.	09/2021	80.00	2,400,560	296	119,880
Trillium Therapeutics, Inc.	12/2021	20.00	3,177,212	1,844	23,050

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.45% (Continued)
Call Options Purchased - 0.45% (Continued)
Zoom Video Communications, Inc.	10/2021	$310.00	$3,502,950	121	$113,135

TOTAL CALL OPTIONS PURCHASED
(Cost $4,719,295)					7,316,840

TOTAL PURCHASED OPTIONS
(Cost $4,719,295)					7,316,840

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.60%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(i)	61,983,281	$61,983,281
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.069	%(i)	61,983,281	61,983,281
				123,966,562

TOTAL SHORT-TERM INVESTMENTS
(Cost $123,966,562)				123,966,562

Total Investments - 96.99%
(Cost $1,525,925,928)				1,582,232,985

Other Assets in Excess of Liabilities - 3.01%(j)				49,164,817

NET ASSETS - 100.00%				$1,631,397,802

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2021, the aggregate fair market value of those securities was $345,756,530, representing 21.19% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, these securities had a total value of $36,889,371 or 2.26% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2021, the total fair market value of these securities was $76,272,433, representing 4.68% of net assets.
(f)	Affiliated investment.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of August 31, 2021.
(j)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.41%)
Commercial Services - (0.53%)
Square, Inc., Class A	(32,136)	$(8,614,698)

Diversified Financial Services - (0.19%)
Apollo Global Management, Inc.	(51,398)	(3,072,572)

Electronics - (0.76%)
II-VI, Inc.	(196,509)	(12,376,137)

Entertainment - (0.70%)
DraftKings, Inc., Class A	(152,360)	(9,033,425)
Penn National Gaming, Inc.	(29,562)	(2,397,478)
		(11,430,903)
Insurance - (7.05%)
Aon Plc, Class A	(400,835)	(114,983,528)

Internet - (0.02%)
NortonLifeLock, Inc.	(15,100)	(401,056)

Machinery - Diversified - (0.15%)
Valmet Oyj	(61,233)	(2,455,338)

Real Estate Investment Trusts - (1.00%)
Ventas, Inc.	(141,779)	(7,931,117)
VICI Properties, Inc.	(272,204)	(8,413,826)
		(16,344,943)
Semiconductors - (3.78%)
Advanced Micro Devices, Inc.	(557,683)	(61,746,662)

Software - (2.56%)
Zoom Video Communications, Inc., Class A	(144,054)	(41,703,633)

Transportation - (3.67%)
Canadian National Railway Co.	(269,610)	(31,714,224)
Canadian Pacific Railway Ltd.	(408,158)	(28,077,189)
		(59,791,413)

TOTAL COMMON STOCKS
(Proceeds $322,065,458)		(332,920,883)

TOTAL SECURITIES SOLD SHORT
(Proceeds $322,065,458)		$(332,920,883)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Gamesys Group Plc	Paid 1 Month GBP LIBOR Plus 75 bps (0.804%)	03/29/2022	$—	$—	$—	GBP	7,750,827	$—
Goldman Sachs & Co./ Monthly	Arrow Global Group Plc	Paid 1 Month GBP LIBOR Plus 85 bps (0.904%)	04/04/2022	—	—	—	GBP	4,538,780	—
Goldman Sachs & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 95 bps (1.000%)	05/10/2022	—	—	—	GBP	5,463,742	—
Goldman Sachs & Co./ Monthly	John Laing Group Plc	Paid 1 Month SONIA Plus 49 bps (0.540%)	05/19/2022	—	—	—	GBP	21,165,693	—
Goldman Sachs & Co./ Monthly	Spire Healthcare Group Plc	Paid 1 Month SONIA Plus 90 bps (0.950%)	05/26/2022	—	—	—	GBP	5,730,642	—
Goldman Sachs & Co./ Monthly	Dialog Semiconductor Plc	Paid 1 Month EONIA Plus 50 bps (0.015%)	06/11/2022	—	—	6,866	EUR	4,900,760	6,866
Goldman Sachs & Co./ Monthly	Wm Morrison Supermarkets Plc	Paid 1 Month SONIA Plus 47 bps (0.520%)	07/08/2022	—	—	—	GBP	7,495,622	—
Goldman Sachs & Co./ Monthly	GCP Student Living Plc	Paid 1 Month SONIA Plus 47 bps (0.520%)	07/20/2022	—	—	—	GBP	3,513,830	—
Goldman Sachs & Co./ Monthly	Iliad SA	Paid 1 Month-EUR LIBOR plus 45 bps (1.000%)	08/03/2022	—	—	—	EUR	5,451,810	—
Goldman Sachs & Co./ Monthly	Stock Spirits Group Plc	Paid 1 Month SONIA Plus 70 bps (0.750%)	08/17/2022	—	—	—	GBP	5,428,509	—
Goldman Sachs & Co./ Monthly	Ultra Electronics Holdings Plc	Paid 1 Month SONIA Plus 60 bps (0.650%)	08/18/2022	—	—	—	GBP	2,859,674	—

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 45 bps (0.500%)	08/31/2022	$—	$—	$—	GBP	5,774,565	$—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	78,446,737	—
Morgan Stanley & Co./ Monthly	Apollo Global Management, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	866,332	—
Morgan Stanley & Co./ Monthly	Cabot Oil & Gas Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	15,594,271	—
Morgan Stanley & Co./ Monthly	iShares MSCI Australia ETF	Received 1 Month-Federal Rate Minus 63 bps (-0.320%)	08/11/2023	—	—	—	USD	1,467,668	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month-Federal Rate Minus 78 bps (-0.770%)	08/11/2023	—	—	—	USD	3,544,685	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	6,651,653	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	88,875,399	—
Morgan Stanley & Co./ Monthly	Ventas, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	4,012,632	—
						$6,866			$6,866

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.600%)	08/22/2022	$—	$—	$(107)	GBP	5,013,097	$(107)
						$(107)			$(107)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	62,600	USD	44,778	Morgan Stanley & Co.	09/15/2021	$1,020
USD	4,022,631	AUD	5,491,800	Morgan Stanley & Co.	09/15/2021	4,802
EUR	15,949,800	USD	18,778,041	Morgan Stanley & Co.	09/15/2021	59,380
USD	137,338,498	EUR	113,079,700	Morgan Stanley & Co.	09/15/2021	3,786,352
USD	12,716,205	NOK	104,897,900	Morgan Stanley & Co.	09/15/2021	650,648
NZD	120,200	USD	82,271	Goldman Sachs & Co.	09/15/2021	2,428
NZD	1,481,400	USD	1,033,770	Morgan Stanley & Co.	09/15/2021	10,099
USD	4,524,965	NZD	6,287,000	Morgan Stanley & Co.	09/15/2021	94,829
USD	1,277,094	SEK	10,978,800	Morgan Stanley & Co.	09/15/2021	4,724
						$4,614,282

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	139,200	USD	102,719	Morgan Stanley & Co.	09/15/2021	$(878)
USD	152,056	AUD	208,800	Morgan Stanley & Co.	09/15/2021	(703)
CAD	25,169,600	USD	19,961,208	Morgan Stanley & Co.	09/15/2021	(11,968)
USD	19,577,362	CAD	25,169,600	Morgan Stanley & Co.	09/15/2021	(371,878)
EUR	36,658,500	USD	43,797,348	Morgan Stanley & Co.	09/15/2021	(502,033)
USD	2,329,936	EUR	1,993,300	Goldman Sachs & Co.	09/15/2021	(24,240)
USD	6,483,432	EUR	5,501,300	Morgan Stanley & Co.	09/15/2021	(13,848)
USD	4,918,680	NOK	43,122,400	Morgan Stanley & Co.	09/15/2021	(41,341)
NZD	280,300	USD	199,777	Morgan Stanley & Co.	09/15/2021	(2,264)
USD	839,249	NZD	1,201,100	Morgan Stanley & Co.	09/15/2021	(7,103)
SEK	10,978,800	USD	1,274,188	Morgan Stanley & Co.	09/15/2021	(1,819)
						$(978,075)

Arbitrage Fund	Portfolio of Investments
August 31, 2021 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	12.41%
France	1.46%
Germany	1.44%
Canada	1.06%
Norway	1.00%
China	0.78%
Republic of Korea	0.76%
Australia	0.76%
Spain	0.54%
Sweden	0.38%
Netherlands	0.27%
Czech Republic	0.25%
Belgium	0.25%
New Zealand	0.24%
Bermuda	0.24%
Finland	0.18%
Italy	0.10%
Austria	0.00	%(b)
United States	74.87%
Other Assets in Excess of Liabilities	3.01%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EONIA - Euro OverNight Index Average

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LLC - Limited Liability Company

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

USD - United States Dollar

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2021	Shares as of August 31, 2021	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$75,829,593	$-	$-	$-	$(2,245,824)	$73,583,769	6,605,365	$-	$-

Arbitrage Fund	Portfolio of Investments
August 31, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$24,704,898	$—	$—	$24,704,898
Auto Parts & Equipment	6,127,600	—	—	6,127,600
Banks	16,256,811	—	—	16,256,811
Biotechnology	8,735,858	—	—	8,735,858
Chemicals	93,856,637	—	—	93,856,637
Commercial Services	126,227,834	—	—	126,227,834
Computers & Computer Services	4,109,427	—	—	4,109,427
Construction Materials	15,068,943	—	—	15,068,943
Electronics	54,562,571	—	—	54,562,571
Energy - Alternate Sources	8,763,658	—	—	8,763,658
Engineering & Construction	8,156,700	—	21,049,051	29,205,751
Entertainment	9,016,358	—	—	9,016,358
Environmental Control	15,757,315	—	—	15,757,315
Food	10,962,366	—	—	10,962,366
Forest Products & Paper	3,520,360	—	—	3,520,360
Healthcare - Services	66,847,928	—	—	66,847,928
Insurance	93,893,109	—	—	93,893,109
Internet	45,908,804	—	—	45,908,804
Machinery - Diversified	49,157,377	—	—	49,157,377
Miscellaneous Manufacturing	40,086,315	—	—	40,086,315
Oil & Gas	15,698,900	—	—	15,698,900
Real Estate	16,846,067	—	—	16,846,067
Real Estate Investment Trusts	49,095,568	53,532,102	—	102,627,670
Retail	4,390,084	—	—	4,390,084
Semiconductors	145,308,499	15,764,312	—	161,072,811
Software	197,743,270	—	53,299,840	251,043,110
Transportation	75,252,679	—	—	75,252,679
Water	15,660,506	—	—	15,660,506
Rights	—	857,631	907,043	1,764,674
Convertible Corporate Bonds*	—	8,845,475	—	8,845,475
Mutual Funds	73,583,769	—	—	73,583,769
Private Investments	—	—	1,016,499	1,016,499
Warrants	377,419	—	—	377,419
Purchased Options	7,316,840	—	—	7,316,840
Short-Term Investments	123,966,562	—	—	123,966,562
TOTAL	$1,426,961,032	$78,999,520	$76,272,433	$1,582,232,985

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,614,282	$—	$4,614,282
Equity Swaps	6,866	—	—	6,866
Liabilities
Common Stocks*	(332,920,883)	—	—	(332,920,883)
Forward Foreign Currency Exchange Contracts	—	(978,075)	—	(978,075)
Equity Swaps	(107)	—	—	(107)
TOTAL	$(332,914,124)	$3,636,207	$—	$(329,277,917)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2021
Common Stocks	$85,217,245	$528,980	$(253,584)	$-	$(11,143,750)	$-	$-	$74,348,891	$276,961
Rights	1,135,875	464,602	1	-	(693,435)	-	-	907,043	22,053
Convertible Corporate Bonds	6,433,715	-	328,097	-	-	-	(6,761,812)	-	-
Private Investments	1,016,499	-	(3,390)	3,390	-	-	-	1,016,499	(3,390)
Total	$93,803,334	$993,582	$71,124	$3,390	$(11,837,185)	$-	$(6,761,812)	$76,272,433	$295,624

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 90.80%
Aerospace & Defense - 2.28%
Aerojet Rocketdyne Holdings, Inc.	71,960	$2,987,779

Auto Parts & Equipment - 0.43%
Veoneer, Inc.(a)(b)	15,862	567,860

Biotechnology - 0.58%
Translate Bio, Inc.(a)	9,975	373,065
Trillium Therapeutics, Inc.(a)(c)	22,111	380,972
		754,037
Chemicals - 2.60%
Ferro Corp.(a)(b)	125,292	2,606,073
Recticel SA	45,589	800,979
		3,407,052
Commercial Services - 9.05%
Afterpay Ltd., ADR(a)(b)	6,899	671,445
CAI International, Inc.	44,798	2,507,344
IHS Markit Ltd.(b)	71,806	8,659,804
		11,838,593
Construction Materials - 0.93%
Forterra, Inc.(a)	53,067	1,222,664

Electronics - 4.40%
Coherent, Inc.(a)(b)	22,805	5,762,139

Engineering & Construction - 1.47%
Aegion Corp.(a)(d)	49,381	1,501,182
Sydney Airport(a)	71,874	419,058
		1,920,240
Entertainment - 0.18%
Cineplex, Inc.(a)	23,133	240,929

Environmental Control - 1.23%
Covanta Holding Corp.(b)	79,961	1,603,218

Food - 0.85%
Sanderson Farms, Inc.(b)	4,555	895,058
Stryve Foods, Inc., Class A(a)	29,191	220,100
		1,115,158
Healthcare - Services - 4.10%
PPD, Inc.(a)(b)	114,817	5,317,175
UpHealth, Inc.(a)	8,340	42,201
		5,359,376
Insurance - 6.46%
Hartford Financial Services Group, Inc. (The)(b)	5,343	359,156
Willis Towers Watson Plc	36,658	8,091,154
		8,450,310

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 90.80% (Continued)
Internet - 3.40%
51job, Inc., ADR(a)(b)	17,084	$1,312,051
Just Eat Takeaway.com N.V.(a)(e)	7,623	690,546
Score Media and Gaming, Inc., Class A(a)(b)	11,487	409,741
Stamps.com, Inc.(a)(b)	6,207	2,041,483
		4,453,821
Lodging - 0.18%
Crown Resorts Ltd.(a)	33,674	229,344

Machinery - Diversified - 3.05%
Neles Oyj	15,045	232,714
Welbilt, Inc.(a)(b)	160,838	3,763,609
		3,996,323
Miscellaneous Manufacturing - 3.12%
Lydall, Inc.(a)(b)	38,936	2,413,253
Raven Industries, Inc.(a)(b)	28,677	1,673,303
		4,086,556
Oil & Gas - 1.29%
Cimarex Energy Co.(b)	26,258	1,686,289

Real Estate - 1.03%
Deutsche Wohnen SE	21,807	1,353,348

Real Estate Investment Trusts - 4.89%
MGM Growth Properties LLC, Class A(b)	10,172	421,731
Monmouth Real Estate Investment Corp.	115,489	2,191,981
QTS Realty Trust, Inc., Class A(b)	48,518	3,784,404
		6,398,116
Semiconductors - 14.25%
Analog Devices, Inc.	48,994	7,983,649
Dialog Semiconductor Plc(a)	21,600	1,721,534
DSP Group, Inc.(a)	17,266	378,125
Magnachip Semiconductor Corp.(a)	68,775	1,255,144
Xilinx, Inc.(b)	46,952	7,305,262
		18,643,714
Software - 17.07%
Change Healthcare, Inc.(a)(b)	238,624	5,209,162
Cornerstone OnDemand, Inc.(a)(b)	26,298	1,506,875
Five9, Inc.(a)(b)	26,146	4,137,082
Inovalon Holdings, Inc., Class A(a)	27,923	1,140,655
Kaleyra, Inc.(a)	22,292	272,631
Medallia, Inc.(a)	11,184	377,684
MINDBODY, Inc., Class A(a)(d)	48,463	1,768,899
Nuance Communications, Inc.(a)(b)	108,712	5,984,596
Pluralsight, Inc., Class A(a)(d)	85,955	1,933,987
		22,331,571

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Share	Value
COMMON STOCKS - 90.80% (Continued)
Special Purpose Acquisition Companies - 0.31%
Bull Horn Holdings Corp.(a)	40,295	$405,368

Transportation - 6.46%
Kansas City Southern(b)	30,136	8,458,271

Water - 1.19%
Suez SA	66,922	1,552,707

TOTAL COMMON STOCKS
(Cost $116,199,322)		118,824,783

RIGHTS(a) - 0.05%
Bristol-Myers Squibb Co. CVR	67,803	67,803
CA Immobilien Anlagen AG CVR(d)	18,714	—

TOTAL RIGHTS
(Cost $110,781)		67,803

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.02%
Telecommunications - 1.02%
Cincinnati Bell, Inc.(e)	07/15/2024	7.000%	$1,305,000	$1,329,469

TOTAL CORPORATE BONDS
(Cost $1,349,720)				1,329,469

CONVERTIBLE CORPORATE BONDS - 2.53%
Auto Manufacturers - 0.24%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	403,000	312,793

Entertainment - 0.31%
Cineplex, Inc.(e)	09/30/2025	5.750%	392,000	408,576

Healthcare - Services - 0.40%
UpHealth, Inc.(e)	06/15/2026	6.250%	616,000	522,259

Pharmaceuticals - 1.10%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,444,300

Software - 0.48%
Kaleyra, Inc.(e)	06/01/2026	6.125%	584,000	624,155

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,306,393)				3,312,083

	Shares	Value
WARRANTS(a) - 0.04%
Auto Manufacturers - 0.04%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	35,043	$58,171

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
WARRANTS(a) - 0.04% (Continued)
Healthcare - Services - 0.00%(f)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	834	$458

TOTAL WARRANTS
(Cost $0)		58,629

PRIVATE INVESTMENTS(a) - 0.06%
Fast Capital LLC(d)(g)	22,800	22,800
Fuse LLC(d)(g)	56,600	51,455
Fuse Sponsor Capital, Z2 Shares(d)(g)	5,660	5,145

TOTAL PRIVATE INVESTMENTS
(Cost $80,993)		79,400

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.58%
Call Options Purchased - 0.58%
Aon Plc	09/2021	$280.00	$11,359,656	396	$354,420
Canadian National Railway Co.
	09/2021	105.00	2,199,681	187	245,905
	09/2021	110.00	1,458,612	124	104,160
Canadian Pacific Railway Ltd.
	09/2021	70.00	151,338	22	2,310
	09/2021	72.00	894,270	130	11,375
	09/2021	74.00	1,327,647	193	12,063
	09/2021	75.00	846,117	123	4,305
Intersect ENT, Inc.	09/2021	30.00	731,949	269	2,690
Penn National Gaming, Inc.	09/2021	80.00	227,080	28	11,340
Trillium Therapeutics, Inc.	12/2021	20.00	255,004	148	1,850
Zoom Video Communications, Inc.	10/2021	310.00	347,400	12	11,220

TOTAL CALL OPTIONS PURCHASED
(Cost $491,336)					761,638

TOTAL PURCHASED OPTIONS
(Cost $491,336)					761,638

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.92%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(h)	1,908,257	$1,908,257
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.069	%(h)	1,908,256	1,908,256
				3,816,513
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,816,513)				3,816,513

Total Investments - 98.00%
(Cost $125,355,058)	$128,250,318

Other Assets in Excess of Liabilities - 2.00%(i)	2,614,715

NET ASSETS - 100.00%	$130,865,033

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2021, the aggregate fair market value of those securities was $56,338,277, representing 43.05% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2021, the total fair market value of these securities was $5,283,468, representing 4.04% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, these securities had a total value of $3,887,798 or 2.97% of net assets.
(f)	Less than 0.005% of net assets.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Rate shown is the 7-day effective yield as of August 31, 2021.
(i)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (26.25%)
Commercial Services - (0.53%)
Square, Inc., Class A	(2,587)	$(693,497)

Electronics - (1.00%)
II-VI, Inc.	(20,753)	(1,307,024)

Entertainment - (0.17%)
Penn National Gaming, Inc.	(2,755)	(223,431)

Insurance - (8.68%)
Aon Plc, Class A	(39,591)	(11,357,074)

Machinery - Diversified - (0.15%)
Valmet Oyj	(4,930)	(197,685)

Real Estate Investment Trusts - (0.33%)
VICI Properties, Inc.	(13,895)	(429,494)

Semiconductors - (6.84%)
Advanced Micro Devices, Inc.	(80,917)	(8,959,130)

Software - (3.20%)
Zoom Video Communications, Inc., Class A	(14,466)	(4,187,907)

Telecommunications - (0.14%)
Cincinnati Bell, Inc.	(12,017)	(186,143)

Transportation - (5.21%)
Canadian National Railway Co.	(31,109)	(3,659,352)
Canadian Pacific Railway Ltd.	(45,876)	(3,155,810)
		(6,815,162)

TOTAL COMMON STOCKS
(Proceeds $32,928,504)		(34,356,547)

TOTAL SECURITIES SOLD SHORT
(Proceeds $32,928,504)		$(34,356,547)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 95 bps (1.000%)	03/10/2022	$—	$—	$—	GBP	448,575	$—
Goldman Sachs & Co./ Monthly	Gamesys Group Plc	Paid 1 Month GBP LIBOR Plus 75 bps (0.804%)	04/05/2022	—	—	—	GBP	437,247	—
Goldman Sachs & Co./ Monthly	John Laing Group Plc	Paid 1 Month SONIA Plus 49 bps (0.540%)	05/24/2022	—	—	—	GBP	699,672	—
Goldman Sachs & Co./ Monthly	Spire Healthcare Group Plc	Paid 1 Month SONIA Plus 90 bps (0.950%)	05/30/2022	—	—	—	GBP	461,695	—
Goldman Sachs & Co./ Monthly	Dialog Semiconductor Plc	Paid 1 Month EONIA Plus 50 bps (0.015%)	06/11/2022	—	—	67	EUR	48,003	67
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 45 bps (0.500%)	06/16/2022	—	—	—	GBP	464,675	—
Goldman Sachs & Co./ Monthly	Wm Morrison Supermarkets Plc	Paid 1 Month SONIA Plus 47 bps (0.520%)	07/08/2022	—	—	—	GBP	754,397	—
Goldman Sachs & Co./ Monthly	GCP Student Living Plc	Paid 1 Month SONIA Plus 47 bps (0.520%)	07/20/2022	—	—	—	GBP	285,000	—
Morgan Stanley & Co./ Monthly	Gamesys Group Plc	Paid 1 Month SONIA Plus 94 bps (0.950%)	11/04/2022	—	—	—	GBP	226,917	—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	7,983,735	—
Morgan Stanley & Co./ Monthly	Cabot Oil & Gas Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	1,675,044	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month-Federal Rate Minus 78 bps (-0.700%)	08/18/2023	—	—	—	USD	541,756	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	9,044,164	—
Goldman Sachs & Co./ Monthly	Ultra Electronics Holdings Plc	Paid 1 Month SONIA Plus 60 bps (0.650%)	08/18/2023	—	—	—	GBP	230,864	—
						$67			$67

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.600%)	08/14/2022	$—	$—	$(8)	GBP	402,723	$(8)

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	10,600	USD	7,700	Morgan Stanley & Co.	09/15/2021	$55
USD	770,728	AUD	1,026,800	Morgan Stanley & Co.	09/15/2021	19,517
CAD	14,200	USD	11,103	Goldman Sachs & Co.	09/15/2021	152
CAD	81,100	USD	63,647	Morgan Stanley & Co.	09/15/2021	631
USD	2,346,552	CAD	2,844,100	Morgan Stanley & Co.	09/15/2021	92,340
EUR	1,722,200	USD	2,030,754	Morgan Stanley & Co.	09/15/2021	3,241
USD	11,635,801	EUR	9,545,700	Morgan Stanley & Co.	09/15/2021	361,905
						$477,841

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	163,800	USD	121,934	Morgan Stanley & Co.	09/15/2021	$(2,097)
USD	21,254	AUD	29,200	Morgan Stanley & Co.	09/15/2021	(109)
CAD	1,950,800	USD	1,569,896	Morgan Stanley & Co.	09/15/2021	(23,707)
USD	9,637	CAD	12,200	Morgan Stanley & Co.	09/15/2021	(32)
EUR	3,390,500	USD	4,042,393	Morgan Stanley & Co.	09/15/2021	(38,063)
USD	917,724	EUR	783,000	Morgan Stanley & Co.	09/15/2021	(7,034)
						$(71,042)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	14.12%
France	1.19%
Canada	1.09%
Germany	1.03%
Australia	1.01%
China	1.00%
Republic of Korea	0.96%
Belgium	0.61%
Netherlands	0.53%
Sweden	0.43%
Italy	0.21%
Finland	0.18%
Austria	0.00	%(b)
United States	75.64%
Other Assets in Excess of Liabilities	2.00%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AUD - Australian dollar
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EONIA - Euro OverNight Index Average
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British pound
GBP LIBOR - London Interbank Offered Rate denominated in British Pounds
LLC - Limited Liability Company
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SONIA - Sterling OverNight Index Average
S&P - Standard & Poor's
USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$2,987,779	$—	$—	$2,987,779
Auto Parts & Equipment	567,860	—	—	567,860
Biotechnology	754,037	—	—	754,037
Chemicals	3,407,052	—	—	3,407,052
Commercial Services	11,838,593	—	—	11,838,593
Construction Materials	1,222,664	—	—	1,222,664
Electronics	5,762,139	—	—	5,762,139
Engineering & Construction	419,058	—	1,501,182	1,920,240
Entertainment	240,929	—	—	240,929
Environmental Control	1,603,218	—	—	1,603,218
Food	1,115,158	—	—	1,115,158
Healthcare - Services	5,359,376	—	—	5,359,376
Insurance	8,450,310	—	—	8,450,310
Internet	4,453,821	—	—	4,453,821
Lodging	229,344	—	—	229,344
Machinery - Diversified	3,996,323	—	—	3,996,323
Miscellaneous Manufacturing	4,086,556	—	—	4,086,556
Oil & Gas	1,686,289	—	—	1,686,289
Real Estate	1,353,348	—	—	1,353,348
Real Estate Investment Trusts	2,613,712	3,784,404	—	6,398,116
Semiconductors	16,922,180	1,721,534	—	18,643,714
Software	18,628,685	—	3,702,886	22,331,571
Special Purpose Acquisition Companies	405,368	—	—	405,368
Transportation	8,458,271	—	—	8,458,271
Water	1,552,707	—	—	1,552,707
Rights	—	67,803	—	67,803
Corporate Bonds*	—	1,329,469	—	1,329,469
Convertible Corporate Bonds*	—	3,312,083	—	3,312,083
Warrants	58,629	—	—	58,629
Private Investments	—	—	79,400	79,400
Purchased Options	761,638	—	—	761,638
Short-Term Investments	3,816,513	—	—	3,816,513
TOTAL	$112,751,557	$10,215,293	$5,283,468	$128,250,318

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$477,841	$—	$477,841
Equity Swaps	67	—	—	67
Liabilities
Common Stocks*	(34,356,547)	—	—	(34,356,547)
Forward Foreign Currency Exchange Contracts	—	(71,042)	—	(71,042)
Equity Swaps	(8)	—	—	(8)
TOTAL	$(34,356,488)	$406,799	$—	$(33,949,689)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2021
Common Stocks	$6,055,654	$41,293	$(21,663)	$-	$(871,216)	$-	$-	$5,204,068	$19,752
Rights	43,889	81,275	(3,858)	-	(121,306)	-	-	-	-
Convertible Corporate Bonds	1,081,737	-	55,939	-	-	-	(1,137,676)	-	-
Private Investments	79,400	-	(266)	266	-	-	-	79,400	(266)
Total	$7,260,680	$122,568	$30,152	$266	$(992,522)	$-	$(1,137,676)	$5,283,468	$19,486

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.56%
Chemicals - 1.56%
Zep Inc., 2017 1st Lien Term Loan, Variable Rate, (3 mo. USD LIBOR plus 4.00%)	08/12/2024	5.000%	$1,989,664	$1,932,461
TOTAL BANK LOANS
(Cost $1,980,825)				1,932,461
CORPORATE BONDS - 69.51%
Aerospace & Defense - 1.37%
Boeing Co. (The)(a)	05/01/2050	5.805%	1,250,000	1,697,757
Banks - 0.82%
CIT Group, Inc.	08/01/2023	5.000%	50,000	53,875
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)	03/15/2028	0.769%	1,000,000	969,887
				1,023,762
Chemicals - 1.35%
Kraton Polymers LLC / Kraton Polymers Capital Corp.(b)	12/15/2025	4.250%	1,633,000	1,677,238
Commercial Services - 5.00%
Jaguar Holding Co. II / PPD Development LP(a)(b)	06/15/2028	5.000%	2,500,000	2,693,750
Modulaire Global Finance Plc(b)	02/15/2023	8.000%	3,425,000	3,514,461
				6,208,211
Computers & Computer Services - 2.99%
Dell International LLC / EMC Corp.(a)(b)	06/15/2024	7.125%	2,500,000	2,553,125
Dell International LLC / EMC Corp.	10/01/2026	4.900%	1,000,000	1,157,228
				3,710,353
Construction Materials - 4.08%
Forterra Finance LLC / FRTA Finance Corp.(b)	07/15/2025	6.500%	1,663,000	1,781,489
US Concrete, Inc.(a)(b)	03/01/2029	5.125%	3,000,000	3,278,752
				5,060,241
Distribution/Wholesale - 1.65%
KAR Auction Services, Inc.(b)	06/01/2025	5.125%	2,000,000	2,045,000
Entertainment - 1.24%
Scientific Games International, Inc.(b)	10/15/2025	5.000%	1,500,000	1,542,825
Food - 6.09%
B&G Foods, Inc.(a)	04/01/2025	5.250%	1,500,000	1,539,375
Chobani LLC / Chobani Finance Corp., Inc.(a)(b)	04/15/2025	7.500%	2,597,000	2,713,346
Fresh Market, Inc. (The)(b)	05/01/2023	9.750%	1,733,000	1,780,588
US Foods, Inc.(b)	04/15/2025	6.250%	1,451,000	1,528,991
				7,562,300
Hand/Machine Tools - 2.51%
Werner FinCo LP / Werner FinCo, Inc.(a)(b)	07/15/2025	8.750%	3,000,000	3,120,000

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.51% (Continued)
Lodging - 3.43%
Diamond Resorts International, Inc.(b)
	09/01/2023	7.750%	$143,000	$145,771
	09/01/2024	10.750%	4,000,000	4,107,520
				4,253,291
Machinery - Diversified - 4.79%
JPW Industries Holding Corp.(b)	10/01/2024	9.000%	2,000,000	2,098,000
RBS Global, Inc. / Rexnord LLC(a)(b)	12/15/2025	4.875%	1,240,000	1,264,800
Welbilt, Inc.(a)	02/15/2024	9.500%	2,500,000	2,582,500
				5,945,300
Media - 4.17%
Cengage Learning, Inc.(b)	06/15/2024	9.500%	1,000,000	1,027,500
Meredith Corp.(a)	02/01/2026	6.875%	4,000,000	4,145,000
				5,172,500
Office/Business Equip - 2.33%
Xerox Holdings Corp.(b)	08/15/2025	5.000%	2,745,000	2,895,117
Oil & Gas - 2.94%
Chevron USA, Inc.	11/15/2043	5.250%	520,000	715,691
Devon Energy Corp.(b)
	10/15/2027	5.250%	85,000	90,432
	06/15/2028	5.875%	504,000	554,865
Par Petroleum LLC / Par Petroleum Finance Corp.(a)(b)	12/15/2025	7.750%	2,300,000	2,285,625
				3,646,613
Packaging & Containers - 3.25%
LABL, Inc.(a)(b)	07/15/2026	6.750%	2,500,000	2,625,000
LABL, Inc.(b)	07/15/2027	10.500%	1,293,000	1,407,754
				4,032,754
Pipelines - 1.61%
Enable Midstream Partners LP(a)	05/15/2024	3.900%	1,250,000	1,328,998
Enable Midstream Partners LP	05/15/2028	4.950%	125,000	142,221
Midwest Connector Capital Co. LLC(b)	04/01/2024	3.900%	500,000	524,032
				1,995,251
Retail - 2.13%
Golden Nugget, Inc.(b)	10/15/2024	6.750%	2,645,000	2,651,084
Software - 6.82%
BY Crown Parent LLC / BY Bond Finance, Inc.(b)	01/31/2026	4.250%	4,066,000	4,279,465
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)(b)	03/01/2025	5.750%	2,000,000	2,020,000
Dun & Bradstreet Corp. (The)(a)(b)	02/15/2027	10.250%	2,000,000	2,170,000
				8,469,465
Telecommunications - 9.50%
Altice France SA(b)	05/01/2026	7.375%	4,500,000	4,670,865

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.51% (Continued)
Telecommunications - 9.50% (Continued)
Cincinnati Bell, Inc.(b)
	07/15/2024	7.000%	$2,300,000	$2,343,125
	10/15/2025	8.000%	2,000,000	2,091,880
QualityTech LP / QTS Finance Corp.(b)	10/01/2028	3.875%	2,500,000	2,682,087
				11,787,957
Transportation - 1.44%
GasLog Ltd.	03/22/2022	8.875%	1,748,000	1,782,960
TOTAL CORPORATE BONDS
(Cost $85,969,222)				86,279,979
CONVERTIBLE CORPORATE BONDS - 16.50%
Auto Manufacturers - 0.70%
Lightning eMotors, Inc.(b)	05/15/2024	7.500%	1,120,000	869,300
Computers & Computer Services - 1.41%
Pure Storage, Inc.(a)	04/15/2023	0.125%	1,500,000	1,748,298
Diversified Financial Services - 1.16%
WisdomTree Investments, Inc.(b)	06/15/2026	3.250%	1,500,000	1,440,000
Entertainment - 0.48%
Cineplex, Inc.(b)	09/30/2025	5.750%	567,000	590,976
Healthcare - Services - 0.65%
UpHealth, Inc.(b)	06/15/2026	6.250%	951,000	806,280
Internet - 1.58%
Twitter, Inc.	06/15/2024	0.250%	1,500,000	1,964,100
Pharmaceuticals - 3.19%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,957,380
Paratek Pharmaceuticals, Inc.(a)	05/01/2024	4.750%	2,250,000	2,005,425
				3,962,805
Software - 7.33%
Kaleyra, Inc.(b)	06/01/2026	6.125%	1,400,000	1,496,262
Nuance Communications, Inc.	12/15/2035	1.000%	1,000,000	2,275,000
Medallia, Inc.(b)	09/15/2025	0.125%	5,000,000	5,331,500
				9,102,762
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $18,648,800)				20,484,521

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
WARRANTS(c) - 0.07%
Auto Manufacturers - 0.07%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	53,913	$89,496

TOTAL WARRANTS
(Cost $0)		89,496
PREFERRED STOCKS - 1.02%
Real Estate Investment Trusts - 1.02%
Monmouth Real Estate Investment Corp., Series C	50,000	$1,263,000
TOTAL PREFERRED STOCKS
(Cost $1,268,710)		1,263,000

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.08%
Call Options Purchased - 0.08%
Diversey Holdings Ltd.	09/2021	$17.50	$218,375	125	$5,313
Kraton Corp.	10/2021	45.00	555,984	132	28,380
Meredith Corp.	09/2021	45.00	494,615	115	6,038
Par Pacific Holdings, Inc.	09/2021	15.00	164,900	100	18,250
Scientific Games Corp.	10/2021	80.00	832,025	115	28,462
SPDR S&P 500 ETF Trust	10/2021	460.00	2,257,800	50	15,650
US Concrete, Inc.	11/2021	75.00	1,479,800	200	500
TOTAL CALL OPTIONS PURCHASED
(Cost $167,514)					102,593
TOTAL PURCHASED OPTIONS
(Cost $167,514)					102,593

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(d)	3,820,719	3,820,719
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.069	%(d)	3,820,718	3,820,718
				7,641,437

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,641,437)				7,641,437

Total Investments - 94.89%
(Cost $115,676,508)				117,793,487

Other Assets in Excess of Liabilities - 5.11%(e)				6,338,753

NET ASSETS - 100.00%				$124,132,240

Portfolio Footnotes

(a)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2021, the aggregate fair market value of those securities was $30,700,474, representing 24.73% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, these securities had a total value of $80,698,805 or 65.01% of net assets.
(c)	Non-income-producing security.
(d)	Rate shown is the 7-day effective yield as of August 31, 2021.
(e)	Includes cash held as collateral for short sales and written option contracts.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (7.31%)
Chemicals - (0.22%)
Diversey Holdings Ltd.	(3,900)	$(68,133)
Kraton Corp.	(4,700)	(197,964)
		(266,097)
Computers & Computer Services - (0.63%)
Pure Storage, Inc., Class A	(30,300)	(782,649)
Distribution/Wholesale - (0.16%)
KAR Auction Services, Inc.	(11,500)	(194,465)
Diversified Financial Services - (0.21%)
WisdomTree Investments, Inc.	(42,100)	(265,651)
Entertainment - (0.54%)
Cineplex, Inc.	(33,300)	(346,817)
Scientific Games Corp., Class A	(4,500)	(325,575)
		(672,392)
Internet - (0.98%)
Twitter, Inc.	(18,900)	(1,219,050)
Media - (0.19%)
Meredith Corp.	(5,600)	(240,856)
Metal Fabricate & Hardware - (0.09%)
Rexnord Corp.	(1,800)	(109,368)
Oil & Gas - (0.10%)
Par Pacific Holdings, Inc.	(7,260)	(119,718)
Pharmaceuticals - (0.12%)
Paratek Pharmaceuticals, Inc.	(27,450)	(152,622)
Software - (3.53%)
Medallia, Inc.	(68,100)	(2,299,737)
Nuance Communications, Inc.	(37,700)	(2,075,385)
		(4,375,122)
Telecommunications - (0.54%)
Cincinnati Bell, Inc.	(43,400)	(672,266)
TOTAL COMMON STOCKS
(Proceeds $7,533,657)		(9,070,256)

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - (2.79%)
Sovereign - (2.79%)
U.S. Treasury Bond	02/15/2050	2.000%	(1,240,000)	$(1,259,956)
U.S. Treasury Note	02/28/2025	1.125%	(1,080,000)	(1,102,781)
U.S. Treasury Note	04/30/2026	0.750%	(1,100,000)	(1,100,860)
				(3,463,597)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES
(Proceeds $3,631,266)				(3,463,597)
TOTAL SECURITIES SOLD SHORT
(Proceeds $11,164,923)				$(12,533,853)

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2021 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
KAR Auction Services, Inc.	01/2022	$17.50	$(363,565)	(215)	$(32,250)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $38,800)					(32,250)
TOTAL WRITTEN OPTIONS
(Premiums received $38,800)					$(32,250)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month-Federal Rate Minus 68 bps (-0.630%)	08/18/2023	$—	$—	$—	USD 1,529,000	$—
Morgan Stanley & Co./ Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Received 1 Month-Federal Rate Minus 258 bps (-2.530%)	08/18/2023	—	—	—	USD 1,501,830	—
						$—		$—

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	50,300	USD	39,635	Morgan Stanley & Co.	09/15/2021	$231
USD	605,107	CAD	744,400	Morgan Stanley & Co.	09/15/2021	15,100
						$15,331

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	481,000	USD	385,418	Morgan Stanley & Co.	09/15/2021	$(4,180)
USD	15,169	CAD	19,400	Goldman Sachs & Co.	09/15/2021	(207)
USD	52,037	CAD	66,200	Morgan Stanley & Co.	09/15/2021	(431)
						$(4,818)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
France	3.76%
United Kingdom	2.83%
Greece	1.44%
Canada	0.48%
United States	86.38%
Other Assets in Excess of Liabilities	5.11%
100.00%

(a) These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$1,932,461	$—	$1,932,461
Corporate Bonds*	—	86,279,979	—	86,279,979
Convertible Corporate Bonds*	—	20,484,521	—	20,484,521
Warrants	89,496	—	—	89,496
Preferred Stocks*	1,263,000	—	—	1,263,000
Purchased Options	102,593	—	—	102,593
Short-Term Investments	7,641,437	—	—	7,641,437
TOTAL	$9,096,526	$108,696,961	$—	$117,793,487

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$15,331	$—	$15,331
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(9,070,256)	—	—	(9,070,256)
U.S. Treasury & Government Agencies	—	(3,463,597)	—	(3,463,597)
Written Options	(32,250)	—	—	(32,250)
Forward Foreign Currency Exchange Contracts	—	(4,818)	—	(4,818)
TOTAL	$(9,102,506)	$(3,453,084)	$—	$(12,555,590)

* Refer to Portfolio of Investments for sector information.

** Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2021:

Investments in Securities	Balance as of May 31, 2021	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2021
Convertible Corporate Bonds	$1,668,592	$-	$-	$86,360	$-	$-	$-	$-	$(1,754,952)	$-	$-
Total	$1,668,592	$-	$-	$86,360	$-	$-	$-	$-	$(1,754,952)	$-	$-

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 103.46%
Aerospace & Defense - 3.03%
Aerojet Rocketdyne Holdings, Inc.(a)	2,500	$103,800
Biotechnology - 0.30%
Trillium Therapeutics, Inc.(b)(c)	593	10,217
Chemicals - 5.36%
Ferro Corp.(b)	3,194	66,435
W R Grace & Co.(a)	1,685	117,343
		183,778
Commercial Services - 7.23%
CAI International, Inc.	660	36,940
IHS Markit Ltd.(a)	1,750	211,050
		247,990
Distribution/Wholesale - 1.12%
Core-Mark Holding Co., Inc.	835	38,410
Electronics - 3.95%
Coherent, Inc.(a)(b)	537	135,684
Entertainment - 1.97%
Cineplex, Inc.(b)	6,500	67,697
Environmental Control - 1.06%
Covanta Holding Corp.(a)	1,818	36,451
Food - 1.92%
Pilgrim's Pride Corp.(b)	500	13,920
Sanderson Farms, Inc.(a)	104	20,436
Stryve Foods, Inc., Class A(b)	4,198	31,653
		66,009
Forest Products & Paper - 3.28%
Domtar Corp.(a)(b)	2,055	112,676
Healthcare - Services - 5.95%
Magellan Health, Inc.(a)(b)	600	56,772
PPD, Inc.(a)(b)	3,052	141,338
UpHealth, Inc.(b)	1,176	5,951
		204,061
Holding Companies-Diversified - 0.93%
VPC Impact Acquisition Holdings, Class A(a)(b)	3,200	31,968
Insurance - 8.26%
Hartford Financial Services Group, Inc. (The)(a)	1,095	73,606
Willis Towers Watson Plc	950	209,684
		283,290
Internet - 3.98%
51job, Inc., ADR(a)(b)	500	38,400
Proofpoint, Inc.(a)(b)	557	98,032
		136,432

Water Island Long/Short Fund	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 103.46% (Continued)
Machinery - Diversified - 1.43%
Welbilt, Inc.(a)(b)	2,104	$49,234
Media - 2.02%
Discovery, Inc., Class A(a)(b)	2,200	63,448
ViacomCBS, Inc., Class B(a)	140	5,803
		69,251
Miscellaneous Manufacturing - 2.18%
Lydall, Inc.(a)(b)	604	37,436
Raven Industries, Inc.(a)(b)	642	37,461
		74,897
Oil & Gas - 0.59%
Cimarex Energy Co.(a)	313	20,101
Pharmaceuticals - 1.13%
Paratek Pharmaceuticals, Inc.(b)	7,000	38,920
Real Estate Investment Trusts - 9.13%
Monmouth Real Estate Investment Corp.	2,886	54,776
QTS Realty Trust, Inc., Class A(a)	1,417	110,526
VEREIT, Inc.(a)	2,925	147,800
		313,102
Semiconductors - 12.73%
Analog Devices, Inc.	755	123,087
Magnachip Semiconductor Corp.(a)(b)	1,000	18,250
Xilinx, Inc.(a)	1,900	295,621
		436,958
Software - 14.76%
Change Healthcare, Inc.(b)	3,725	81,317
Cornerstone OnDemand, Inc.(a)(b)	707	40,511
Five9, Inc.(a)(b)	693	109,653
Inovalon Holdings, Inc., Class A(b)	725	29,616
Kaleyra, Inc.(b)	3,315	40,543
Medallia, Inc.(a)(b)	1,055	35,627
Nuance Communications, Inc.(a)(b)	2,409	132,616
QAD, Inc., Class A(a)	422	36,718
		506,601
Special Purpose Acquisition Companies - 0.78%
Bull Horn Holdings Corp.(a)(b)	2,645	26,609
Telecommunications - 1.37%
ORBCOMM, Inc.(a)(b)	4,100	47,109
Transportation - 9.00%
Kansas City Southern(a)	1,100	308,737

TOTAL COMMON STOCKS
(Cost $3,521,369)		3,549,982

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2021 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 5.74%
Auto Manufacturers - 0.88%
Lightning eMotors, Inc.(d)	05/15/2024	7.500%	$39,000	$30,270
Healthcare - Services - 2.15%
UpHealth, Inc.(d)	06/15/2026	6.250%	87,000	73,761
Software - 2.71%
Kaleyra, Inc.(d)	06/01/2026	6.125%	87,000	92,982

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $213,032)				197,013

	Shares	Value
WARRANTS(b) - 0.17%
Auto Manufacturers - 0.17%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	3,391	$5,629

Healthcare - Services - 0.00%(e)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	117	64

TOTAL WARRANTS
(Cost $0)		5,693
PRIVATE INVESTMENTS(b) - 0.04%
Fast Capital LLC(f)(g)	400	400
Fuse LLC(f)(g)	1,100	1,000
Fuse Sponsor Capital, Z2 Shares(f)(g)	110	100

TOTAL PRIVATE INVESTMENTS
(Cost $1,529)		1,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.00%(e)
Call Option Purchased - 0.00%(e)
Trillium Therapeutics, Inc.	12/2021	$20.00	$6,892	4	$50

TOTAL CALL OPTIONS PURCHASED
(Cost $125)					50

TOTAL PURCHASED OPTIONS
(Cost $125)					50

Total Investments - 109.41%
(Cost $3,736,055)					3,754,238

Liabilities in Excess of Other Assets - (9.41)%(h)					(322,936)

NET ASSETS - 100.00%					$3,431,302

Portfolio Footnotes

(a)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2021, the aggregate fair market value of those securities was $2,139,227, representing 62.34% of net assets.
(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, these securities had a total value of $197,013 or 5.74% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(g)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2021, the total fair market value of these securities was $1,500, representing 0.04% of net assets.
(h)	Includes cash held as collateral for short sales and written option contracts.

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (23.23%)
Electronics - (0.90%)
II-VI, Inc.	(488)	$(30,734)

Food - (0.40%)
Performance Food Group Co.	(272)	(13,660)

Insurance - (8.57%)
Aon Plc, Class A	(1,025)	(294,032)

Semiconductors - (10.56%)
Advanced Micro Devices, Inc.	(3,272)	(362,276)

Software - (2.29%)
Zoom Video Communications, Inc., Class A	(272)	(78,744)

Transportation - (0.51%)
Canadian National Railway Co.	(150)	(17,644)

TOTAL COMMON STOCKS
(Proceeds $747,675)		(797,090)

EXCHANGE-TRADED FUNDS - (11.24%)
Equity Funds - (11.24%)
Invesco QQQ Trust Series 1	(350)	(132,983)
SPDR S&P 500 ETF Trust	(350)	(158,046)
VanEck Vectors Semiconductor ETF	(350)	(94,790)
		(385,819)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $355,521)		(385,819)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,103,196)		$(1,182,909)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	03/11/2022	$—	$—	$—	USD	123,027	$—
Morgan Stanley & Co./ Monthly	Cabot Oil & Gas Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	03/11/2022	—	—	—	USD	9,852	—
Morgan Stanley & Co./ Monthly	Realty Income Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	03/11/2022	—	—	—	USD	148,845	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	03/11/2022	—	—	—	USD	220,135	—
						$—			$—

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	500	USD	366	Morgan Stanley & Co.	09/15/2021	$0
USD	30,264	AUD	39,600	Morgan Stanley & Co.	09/15/2021	1,291
CAD	3,650	USD	2,854	Goldman Sachs & Co.	09/15/2021	39
CAD	950	USD	752	Morgan Stanley & Co.	09/15/2021	1
USD	98,878	CAD	121,860	Morgan Stanley & Co.	09/15/2021	2,294
						$3,625

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	39,100	USD	28,959	Morgan Stanley & Co.	09/15/2021	$(351)
CAD	55,950	USD	44,768	Morgan Stanley & Co.	09/15/2021	(425)
USD	18,316	CAD	23,320	Morgan Stanley & Co.	09/15/2021	(167)
						$(943)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	12.26%
Canada	2.27%
Italy	1.18%
China	1.12%
Republic of Korea	0.53%
United States	92.05%
Liabilities in Excess of Other Assets	(9.41)%
100.00%

(a)         These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AUD - Australian dollar
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
Ltd. - Limited
Plc - Public Limited Company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$103,800	$—	$—	$103,800
Biotechnology	10,217	—	—	10,217
Chemicals	183,778	—	—	183,778
Commercial Services	247,990	—	—	247,990
Distribution/Wholesale	38,410	—	—	38,410
Electronics	135,684	—	—	135,684
Entertainment	67,697	—	—	67,697
Environmental Control	36,451	—	—	36,451
Food	66,009	—	—	66,009
Forest Products & Paper	112,676	—	—	112,676
Healthcare - Services	204,061	—	—	204,061
Holding Companies-Diversified	31,968	—	—	31,968
Insurance	283,290	—	—	283,290
Internet	38,400	98,032	—	136,432
Machinery - Diversified	49,234	—	—	49,234
Media	69,251	—	—	69,251
Miscellaneous Manufacturing	74,897	—	—	74,897
Oil & Gas	20,101	—	—	20,101
Pharmaceuticals	38,920	—	—	38,920
Real Estate Investment Trusts	202,576	110,526	—	313,102
Semiconductors	436,958	—	—	436,958
Software	506,601	—	—	506,601
Special Purpose Acquisition Companies	26,609	—	—	26,609
Telecommunications	47,109	—	—	47,109
Transportation	308,737	—	—	308,737
Convertible Corporate Bonds**	—	197,013	—	197,013
Warrants	5,693	—	—	5,693
Private Investments	—	—	1,500	1,500
Purchased Options	50	—	—	50
TOTAL	$3,347,167	$405,571	$1,500	$3,754,238

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,625	$—	$3,625
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(797,090)	—	—	(797,090)
Exchange-Traded Funds*	(385,819)	—	—	(385,819)
Forward Foreign Currency Exchange Contracts	—	(943)	—	(943)
TOTAL	$(1,182,909)	$2,682	$—	$(1,180,227)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2021
Convertible Corporate Bonds	$156,815	$-	$7,900	$-	$-	$-	$(164,715)	$-	$-
Private Investments	1,500	-	(5)	5	-	-	-	1,500	(5)
Total	$158,315	$-	$7,895	$5	$-	$-	$(164,715)	$1,500	$(5)